Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023
C000241223
Account Value [Line Items]
Line Graph and Table Measure Name	Fund (Based on Net Asset Value)
Account Value	$ 15,150	$ 14,373	$ 13,969	$ 12,928	$ 11,403	$ 9,968	$ 10,208
T. Rowe Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Regulatory Benchmark
Account Value	$ 13,664	13,313	12,533	12,142	11,036	9,848	10,179
T. Rowe Index: Russell 1000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Strategy Benchmark
Account Value	$ 15,011	$ 14,020	$ 13,587	$ 12,541	$ 11,257	$ 9,860	$ 10,179